SELECTED STATEMENTS OF PROFIT OR LOSS DATA (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of operating segments [abstract]
Disclosure of statement of profit and loss [Table Text Block]
	Year ended December 31,
	2021	2020

Salaries and related expenses	$19,718	$6,897
Depreciation and amortization	$6,004	$930